JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.2%
Aerospace & Defense — 0.2%
HEICO Corp., Class A	48	5,641

Airlines — 0.9%
Delta Air Lines, Inc. *	320	13,648
Frontier Group Holdings, Inc. *	306	4,824
Southwest Airlines Co. *	183	9,410

		27,882

Banks — 5.7%
Citizens Financial Group, Inc.	441	20,737
Fifth Third Bancorp	655	27,783
First Republic Bank	57	10,990
Huntington Bancshares, Inc.	1,854	28,665
M&T Bank Corp.	162	24,184
Regions Financial Corp.	959	20,429
Signature Bank	33	9,003
SVB Financial Group *	17	10,748
Zions Bancorp NA	214	13,250

		165,789

Beverages — 1.0%
Constellation Brands, Inc., Class A	104	21,967
Keurig Dr Pepper, Inc.	242	8,261

		30,228

Biotechnology — 2.8%
Agios Pharmaceuticals, Inc. *	159	7,322
Alnylam Pharmaceuticals, Inc. *	78	14,751
Exact Sciences Corp. *	105	10,049
Exelixis, Inc. *	340	7,186
Horizon Therapeutics plc *	163	17,888
Ionis Pharmaceuticals, Inc. *	68	2,281
Natera, Inc. *	92	10,231
Neurocrine Biosciences, Inc. *	71	6,790
Seagen, Inc. *	43	7,284

		83,782

Building Products — 2.9%
Carlisle Cos., Inc.	103	20,487
Fortune Brands Home & Security, Inc.	377	33,693
Trane Technologies plc	133	22,930
Trex Co., Inc. *	94	9,530

		86,640

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	52	7,872
Ameriprise Financial, Inc.	109	28,863
Blackstone, Inc.	97	11,227
Charles Schwab Corp. (The)	150	10,890
Evercore, Inc., Class A	59	7,887
MarketAxess Holdings, Inc.	18	7,572
MSCI, Inc.	20	12,387
Northern Trust Corp.	170	18,329
Raymond James Financial, Inc.	216	19,945
State Street Corp.	218	18,498
T. Rowe Price Group, Inc.	96	18,816

		162,286

Chemicals — 0.9%
Celanese Corp.	92	13,907
Valvoline, Inc.	390	12,170

		26,077

Commercial Services & Supplies — 0.7%
ACV Auctions, Inc., Class A *	101	1,801
Copart, Inc. *	147	20,335

		22,136

Communications Equipment — 1.0%
CommScope Holding Co., Inc. *	384	5,223
Motorola Solutions, Inc.	106	24,519

		29,742

Construction & Engineering — 0.4%
Quanta Services, Inc.	116	13,173

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	46	15,621

Consumer Finance — 1.0%
Discover Financial Services	235	28,919

Containers & Packaging — 0.9%
Packaging Corp. of America	87	11,971
Silgan Holdings, Inc.	345	13,227

		25,198

Distributors — 0.9%
Genuine Parts Co.	77	9,289
LKQ Corp. *	362	18,215

		27,504

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc. *	64	8,881

Diversified Financial Services — 0.3%
Voya Financial, Inc.(a)	142	8,695

Electric Utilities — 1.8%
Edison International	237	13,132
Entergy Corp.	178	17,693
Xcel Energy, Inc.	375	23,413

		54,238

Electrical Equipment — 3.0%
Acuity Brands, Inc.	114	19,726
AMETEK, Inc.	203	25,133
Generac Holdings, Inc. *	60	24,614
Hubbell, Inc.	112	20,176

		89,649

Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	259	18,975
CDW Corp.	72	13,183
Itron, Inc. *	34	2,545
Keysight Technologies, Inc. *	138	22,654
Littelfuse, Inc.	38	10,384
SYNNEX Corp.	186	19,353
Trimble, Inc. *	98	8,036
Zebra Technologies Corp., Class A *	33	17,233

		112,363

Entertainment — 1.8%
Roku, Inc. *	69	21,464
Spotify Technology SA *	48	10,757
Take-Two Interactive Software, Inc. *	48	7,454
Zynga, Inc., Class A *	1,893	14,257

		53,932

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Equity Real Estate Investment Trusts (REITs) — 5.3%
American Homes 4 Rent, Class A	367	13,992
AvalonBay Communities, Inc.	63	13,998
Boston Properties, Inc.	121	13,140
Brixmor Property Group, Inc.	421	9,308
Essex Property Trust, Inc.	30	9,473
Federal Realty Investment Trust	61	7,202
JBG SMITH Properties	190	5,632
Kimco Realty Corp.	505	10,489
Mid-America Apartment Communities, Inc.	44	8,142
Rayonier, Inc.	389	13,875
Regency Centers Corp.	116	7,833
Rexford Industrial Realty, Inc.	123	6,956
Sun Communities, Inc.	42	7,787
Ventas, Inc.	121	6,680
Weyerhaeuser Co.	416	14,804
WP Carey, Inc.	108	7,891

		157,202

Food & Staples Retailing — 0.7%
Kroger Co. (The)	274	11,059
US Foods Holding Corp. *	290	10,050

		21,109

Food Products — 0.6%
Oatly Group AB, ADR * (a)	186	2,808
Post Holdings, Inc. *	130	14,373

		17,181

Gas Utilities — 0.6%
National Fuel Gas Co.	363	19,086

Health Care Equipment & Supplies — 3.3%
Align Technology, Inc. *	11	7,519
Cooper Cos., Inc. (The)	28	11,511
Dexcom, Inc. *	54	29,290
Hologic, Inc. * (a)	89	6,562
Insulet Corp. *	43	12,173
ResMed, Inc.	35	9,129
Zimmer Biomet Holdings, Inc.	137	20,085

		96,269

Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc. *	114	7,285
Amedisys, Inc. *	26	3,936
AmerisourceBergen Corp.	153	18,321
Centene Corp. *	204	12,724
Henry Schein, Inc. *	176	13,376
Humana, Inc.	14	5,392
Laboratory Corp. of America Holdings *	83	23,389
McKesson Corp.	58	11,544
Universal Health Services, Inc., Class B	129	17,913

		113,880

Health Care Technology — 0.3%
Teladoc Health, Inc. * (a)	62	7,855

Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A *	22	3,746
Aramark	204	6,717
Booking Holdings, Inc. *	3	6,884
Chipotle Mexican Grill, Inc. *	7	12,255
Darden Restaurants, Inc.(a)	54	8,181
DraftKings, Inc., Class A *	235	11,308
Expedia Group, Inc. *	49	8,066
Royal Caribbean Cruises Ltd. * (a)	115	10,247

		67,404

Household Durables — 1.7%
Garmin Ltd.	62	9,687
Helen of Troy Ltd. *	48	10,740
Mohawk Industries, Inc. *	71	12,517
Newell Brands, Inc.	755	16,714

		49,658

Household Products — 0.3%
Energizer Holdings, Inc.	196	7,668

Insurance — 3.5%
Alleghany Corp. *	13	8,101
Arch Capital Group Ltd. *	191	7,288
Hartford Financial Services Group, Inc. (The)	238	16,706
Lincoln National Corp.	191	13,160
Loews Corp.	451	24,319
Progressive Corp. (The)	174	15,748
RenaissanceRe Holdings Ltd. (Bermuda)	48	6,679
WR Berkley Corp.	155	11,361

		103,362

Interactive Media & Services — 1.7%
Bumble, Inc., Class A *	191	9,560
InterActiveCorp. *	109	14,249
Match Group, Inc. *	114	17,820
Zillow Group, Inc., Class C * (a)	101	8,920

		50,549

Internet & Direct Marketing Retail — 0.2%
Chewy, Inc., Class A * (a)	84	5,687

IT Services — 2.5%
Affirm Holdings, Inc. *	55	6,548
FleetCor Technologies, Inc. *	60	15,679
Global Payments, Inc.	82	12,874
MongoDB, Inc. *	36	16,881
Okta, Inc. *	51	12,037
Remitly Global, Inc. * (a)	108	3,952
Snowflake, Inc., Class A *	23	7,002

		74,973

Leisure Products — 0.2%
Brunswick Corp.	73	6,917

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	145	22,778
Maravai LifeSciences Holdings, Inc., Class A *	223	10,931
Mettler-Toledo International, Inc. *	11	15,289

		48,998

Machinery — 3.7%
IDEX Corp.(a)	57	11,736
Ingersoll Rand, Inc. *	248	12,477
ITT, Inc.	316	27,101
Lincoln Electric Holdings, Inc.	128	16,441
Middleby Corp. (The) *	86	14,641
Snap-on, Inc. (a)	69	14,407

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Timken Co. (The)	199	12,987

		109,790

Media — 1.8%
Discovery, Inc., Class C * (a)	227	5,509
Liberty Broadband Corp., Class C *	152	26,203
Liberty Media Corp.-Liberty SiriusXM, Class C *	475	22,549

		54,261

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	637	20,714

Multiline Retail — 0.4%
Kohl’s Corp.(a)	241	11,364

Multi-Utilities — 1.7%
CMS Energy Corp.	349	20,818
Sempra Energy	67	8,502
WEC Energy Group, Inc.	235	20,711

		50,031

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.(a)	1,190	25,899
Diamondback Energy, Inc.	274	25,967
EOG Resources, Inc.	110	8,814
Williams Cos., Inc. (The)	845	21,914

		82,594

Pharmaceuticals — 1.1%
Catalent, Inc. *	86	11,504
Jazz Pharmaceuticals plc *	121	15,706
Royalty Pharma plc, Class A	174	6,299

		33,509

Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	113	8,959
Equifax, Inc.	62	15,788
IHS Markit Ltd.	101	11,832
Leidos Holdings, Inc.	157	15,046

		51,625

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	218	21,191

Road & Rail — 1.0%
Lyft, Inc., Class A *	204	10,928
Old Dominion Freight Line, Inc.	64	18,362

		29,290

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *	103	10,574
Analog Devices, Inc.	92	15,400
Cree, Inc. * (a)	70	5,675
Entegris, Inc.	150	18,872
Lam Research Corp.	21	11,697
Marvell Technology, Inc.	159	9,601
Microchip Technology, Inc.	98	15,014
SolarEdge Technologies, Inc. *	50	13,341
Teradyne, Inc.	123	13,373
Xilinx, Inc.	37	5,602

		119,149

Software — 6.4%
Avalara, Inc. *	54	9,420
Bill.com Holdings, Inc. * (a)	36	9,503
Cadence Design Systems, Inc. *	95	14,387
Confluent, Inc., Class A * (a)	100	5,948
Crowdstrike Holdings, Inc., Class A *	74	18,168
DocuSign, Inc. *	55	14,081
Five9, Inc. *	68	10,798
HubSpot, Inc. *	37	25,152
NortonLifeLock, Inc.	610	15,445
Palo Alto Networks, Inc. *	35	16,676
Synopsys, Inc. *	53	15,861
Trade Desk, Inc. (The), Class A *	202	14,209
UiPath, Inc., Class A * (a)	48	2,504
Zscaler, Inc. *	53	13,965

		186,117

Specialty Retail — 4.1%
AutoZone, Inc. *	15	25,297
Best Buy Co., Inc.(a)	162	17,098
Burlington Stores, Inc. *	42	11,955
CarMax, Inc. *	71	9,034
Gap, Inc. (The)(a)	485	11,010
National Vision Holdings, Inc. * (a)	134	7,603
O’Reilly Automotive, Inc. *	18	10,815
Tractor Supply Co.	77	15,580
Ulta Beauty, Inc. *	38	13,715

		122,107

Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.(a)	143	13,905
Lululemon Athletica, Inc. *	20	8,065
Ralph Lauren Corp.	122	13,598
Tapestry, Inc.	278	10,283

		45,851

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.	531	7,949

TOTAL COMMON STOCKS (Cost $1,916,543)		2,871,716

SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $86,488)	86,454	86,497

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	49,990	49,990
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	5,167	5,167

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $55,157)		55,157

TOTAL SHORT-TERM INVESTMENTS (Cost $141,645)		141,654

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Total Investments — 102.0% (Cost $2,058,188)		3,013,370
Liabilities in Excess of Other Assets — (2.0)%		(57,752)

Net Assets — 100.0%		2,955,618

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $53,340.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,013,370	$—	$—	$3,013,370

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$64,465	$254,514	$232,482	$— (c)	$—	(c)	$86,497	86,454	$15		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	52,990	76,000	79,000	(3)	3		49,990	49,990	10		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	6,929	31,390	33,152	—	—		5,167	5,167	—	(c)	—

Total	$124,384	$361,904	$344,634	$(3)	$3		$141,654		$25		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.